    As filed with the Securities and Exchange Commission on  March 28, 2002
                                                              --------

                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                      POST-EFFECTIVE AMENDMENT NO.  21 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               AMENDMENT NO.  24

                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)




            3435 Stelzer Road                                   43219-3035
             Columbus, Ohio                                     (Zip Code)
(Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                               Copy to:
             Nimish Bhatt                                John Baumgardner, Jr.
           3435 Stelzer Road                              Sullivan & Cromwell
       Columbus, Ohio 43219-3035                           125 Broad Street
(Name and Address of Agent for Service)                New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):


         / / immediately upon filing pursuant to paragraph (b) /X/ on May 1, 2002 pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2)
         / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

         /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY COMMENT


This Post-Effective Amendment No. 21 to the Registration Statement of BNY Hamilton Funds, Inc. (the "Registrant") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 20 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on January 16, 2002 (accession number 0000950109-02-000273).

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, and the State of Ohio on the 28th day of March, 2002.

                                               BNY HAMILTON FUNDS, INC.


                                           By  /s/ Michael A. Grunewald
                                               ---------------------------
                                               Michael A. Grunewald
                                               President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of March, 2002.

              Name                                                  Title
              ----                                                  -----
          Edward L. Gardner*                            Director and Chairman of the Board of Directors
---------------------------------


            James E. Quinn*                             Director

---------------------------------


              Karen Osar*                               Director

---------------------------------


              Kim Kelly*                                Director

---------------------------------


           William J. Tomko*                            Chief Executive Officer

---------------------------------



           /s/ Nimish Bhatt                             Treasurer and Principal Accounting Officer

---------------------------------


*By      /s/ Michael A. Grunewald
         ------------------------
         Michael A. Grunewald
         Attorney-in-Fact pursuant to a power of attorney